January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 85.3%
iShares Developed Real Estate Index Fund, Class K	109,178	$ 921,460
iShares ESG Aware MSCI EAFE ETF	37,195	3,716,152
iShares ESG Aware MSCI EM ETF(b)	38,905	1,849,544
iShares ESG Aware MSCI USA ETF(b)	64,853	9,777,887
iShares ESG Aware MSCI USA Small-Cap ETF(b)	23,263	1,126,162
iShares MSCI Canada ETF(b)	9,385	509,230
iShares MSCI EAFE Small-Cap ETF(b)	7,690	628,811
iShares MSCI Emerging Markets Small-Cap ETF	4,172	300,467
		18,829,713
Fixed-Income Funds — 14.6%
iShares ESG Aware U.S. Aggregate Bond ETF	52,618	2,522,507
iShares TIPS Bond ETF(b)	6,340	700,443
		3,222,950
Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	3,295,991	3,297,639
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)	73,366	73,366
		3,371,005
Total Investments — 115.1% (Cost: $21,305,806)		25,423,668
Liabilities in Excess of Other Assets — (15.1)%		(3,341,667)
Net Assets — 100.0%		$ 22,082,001

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,199,393	$ —	$ (2,902,059)(a)	$ 96	$ 209	$ 3,297,639	3,295,991	$ 4,369 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	42,292	31,074 (a)	—	—	—	73,366	73,366	407	—
iShares Developed Real Estate Index Fund, Class K	830,758	114,664	(29,204)	141	5,101	921,460	109,178	18,917	16,543
iShares ESG Aware MSCI EAFE ETF	3,545,030	299,270	(348,899)	5,474	215,277	3,716,152	37,195	67,019	—
iShares ESG Aware MSCI EM ETF	1,705,326	172,431	(142,635)	2,327	112,095	1,849,544	38,905	27,541	—
iShares ESG Aware MSCI USA ETF	9,166,170	841,611	(300,133)	(1,003)	71,242	9,777,887	64,853	27,748	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,095,520	73,112	(115,633)	1,265	71,898	1,126,162	23,263	3,167	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,252,849	353,073	(72,048)	(580)	(10,787)	2,522,507	52,618	22,371	—
iShares MSCI Canada ETF	463,713	35,119	(21,642)	522	31,518	509,230	9,385	4,259	—
iShares MSCI EAFE Small-Cap ETF	583,235	62,731	(62,158)	2,075	42,928	628,811	7,690	11,675	—
iShares MSCI Emerging Markets Small-Cap ETF	268,826	35,565	(17,654)	310	13,420	300,467	4,172	6,728	—
iShares TIPS Bond ETF	657,253	68,634	(20,167)	(252)	(5,025)	700,443	6,340	6,108	—
				$ 10,375	$ 547,876	$ 25,423,668		$ 200,309	$ 16,543

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 18,829,713	$ —	$ —	$ 18,829,713
Fixed-Income Funds	3,222,950	—	—	3,222,950
Money Market Funds	3,371,005	—	—	3,371,005
	$25,423,668	$—	$—	$25,423,668

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments